Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans

Categories of loans at December 31, include:

	2012	2011
	(In thousands)

Commercial loans	$47,130	$35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243

Total gross loans	296,482	284,447

Less allowance for loan losses	(2,708)	(2,921)

Total loans	$293,774	$281,526

Allowance for Loan Losses and Recorded Investment in Loans

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$183	$2,321	$235	$95	$87	$2,921
Provision charged to expense	392	183	86	107	360	1,128
Losses charged off	(67)	(1,166)	(310)	(90)	––	(1,633)
Recoveries	90	9	189	4	––	292

Balance, end of year	$598	$1,347	$200	$116	$447	$2,708
Ending balance: individually evaluated for impairment	$458	$916	$––	$––	$––	$1,374
Ending balance: collectively evaluated for impairment	$140	$431	$200	$116	$447	$1,334

Loans:
Ending balance: individually evaluated for impairment	$1,015	$5,943	$––	$––	$––	$6,958
Ending balance: collectively evaluated for impairment	$46,115	$138,201	$31,585	$73,623	$––	$289,524

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

Portfolio Quality Indicators

The following table shows the portfolio quality indicators as of December 31, 2012:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$43,364	$133,402	$73,623	$31,585	$281,974
Special Mention	2,698	3,005	––	––	5,703
Substandard	1,068	7,737	––	––	8,805
Doubtful	––	––	––	––	––

	$47,130	$144,144	$73,623	$31,585	$296,482

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

Loan Portfolio Aging Analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2012:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$144	$––	$84	$541	$769	$46,361	$47,130
Commercial real estate	87	––	––	1,114	1,201	142,943	144,144
Installment	189	11	––	41	241	73,382	73,623
Residential	1,088	91	––	1,564	2,743	28,842	31,585

Total	$1,508	$102	$84	$3,260	$4,954	$291,528	$296,482

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

Impaired Loans

The following table presents impaired loans for the year ended December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$361	$361	$––	$465	$16
Commercial real estate	1,546	1,546	––	2,717	50
Consumer	––	––	––	10	––
Residential	––	––	––	––	––
	1,907	1,907	––	3,192	66
Loans with a specific valuation allowance:
Commercial	654	654	458	740	13
Commercial real estate	4,397	4,397	916	4,267	230
Consumer	––	––	––	28	––
Residential	––	––	––	3	––
	5,051	5,051	1,374	5,038	243

Total:
Commercial	$1,015	$1,015	$458	$1,205	$29
Commercial Real Estate	$5,943	$5,943	$916	$6,984	$280
Consumer	$––	$––	$––	$38	$––
Residential	$––	$––	$––	$3	$––

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115

Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

Troubled Debt Restructurings on Financing Receivables

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	3	$152	$68
Commercial real estate	3	464	339
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2012
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$––	$68	$68
Commercial real estate	––	339	––	339
Residential	––	––	––	––
Consumer	––	––	––	––

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2011
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$58	$––	$58
Commercial real estate	––	315	––	315
Residential	––	––	––	––
Consumer	––	––	––	––